RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Assets and Liabilities Measured on a Recurring Basis (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value Hierarchy
Derivative Instrument Assets	$ 705	$ 217
Derivative Instrument Liabilities	(1,022)	(268)
Fair Value	(317)	(51)
Recurring basis
Fair Value Hierarchy
Assets and (liabilities), net	(317)	(51)
Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Assets and (liabilities), net	37	(10)
Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Assets and (liabilities), net	(343)	(35)
Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Assets and (liabilities), net	(11)	(6)
Total trading activity
Fair Value Hierarchy
Derivative Instrument Assets	685	173
Derivative Instrument Liabilities	(837)	(200)
Fair Value	(152)	(27)
Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	2
Derivative Instrument Liabilities	(74)	(45)
Fair Value	(74)	(43)
Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Assets	12
Derivative Instrument Liabilities	(76)
Fair Value	(64)
Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Assets	8	42
Derivative Instrument Liabilities	(35)	(23)
Fair Value	(27)	19
Commodities | Recurring basis | Power
Fair Value Hierarchy
Derivative Instrument Assets	659	130
Derivative Instrument Liabilities	(733)	(171)
Commodities | Recurring basis | Quoted Prices in Active Markets (Level I) | Power
Fair Value Hierarchy
Derivative Instrument Assets	515	39
Derivative Instrument Liabilities	(478)	(49)
Commodities | Recurring basis | Significant Other Observable Inputs (Level II) | Power
Fair Value Hierarchy
Derivative Instrument Assets	142	91
Derivative Instrument Liabilities	(242)	(116)
Commodities | Recurring basis | Significant Unobservable Inputs (Level III) | Power
Fair Value Hierarchy
Derivative Instrument Assets	2	0
Derivative Instrument Liabilities	(13)	(6)
Foreign exchange | Recurring basis
Fair Value Hierarchy
Derivative Instrument Assets	34	85
Derivative Instrument Liabilities	(213)	(79)
Foreign exchange | Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	0	0
Foreign exchange | Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Derivative Instrument Assets	34	85
Derivative Instrument Liabilities	(213)	(79)
Foreign exchange | Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	0	0
Interest rate | Recurring basis
Fair Value Hierarchy
Derivative Instrument Assets	12	2
Derivative Instrument Liabilities	(76)	(18)
Interest rate | Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	0	0
Interest rate | Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Derivative Instrument Assets	12	2
Derivative Instrument Liabilities	(76)	(18)
Interest rate | Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	0	0
Other current assets
Fair Value Hierarchy
Derivative Instrument Assets	614	169
Other current assets | Total trading activity
Fair Value Hierarchy
Derivative Instrument Assets	608	159
Other current assets | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other current assets | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0
Other current assets | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Assets	6	10
Other current assets | Commodities
Fair Value Hierarchy
Derivative Instrument Assets	597	122
Other current assets | Commodities | Commodities
Fair Value Hierarchy
Derivative Instrument Assets	597	122
Other current assets | Commodities | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other current assets | Commodities | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0
Other current assets | Commodities | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other current assets | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets	17	47
Other current assets | Foreign exchange | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets	11	37
Other current assets | Foreign exchange | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other current assets | Foreign exchange | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0
Other current assets | Foreign exchange | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Assets	6	10
Other long-term assets
Fair Value Hierarchy
Derivative Instrument Assets	91	48
Other long-term assets | Total trading activity
Fair Value Hierarchy
Derivative Instrument Assets	77	14
Other long-term assets | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	2
Other long-term assets | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Assets	12
Other long-term assets | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Assets	2	32
Other long-term assets | Commodities
Fair Value Hierarchy
Derivative Instrument Assets	62	8
Other long-term assets | Commodities | Commodities
Fair Value Hierarchy
Derivative Instrument Assets	62	8
Other long-term assets | Commodities | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other long-term assets | Commodities | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0
Other long-term assets | Commodities | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other long-term assets | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets	17	38
Other long-term assets | Foreign exchange | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets	15	6
Other long-term assets | Foreign exchange | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other long-term assets | Foreign exchange | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0
Other long-term assets | Foreign exchange | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Assets	2	32
Other long-term assets | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets	12	2
Other long-term assets | Interest rate | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other long-term assets | Interest rate | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	2
Other long-term assets | Interest rate | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Assets	12
Other long-term assets | Interest rate | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Accounts payable and other
Fair Value Hierarchy
Derivative Instrument Liabilities	(871)	(221)
Accounts payable and other | Total trading activity
Fair Value Hierarchy
Derivative Instrument Liabilities	(742)	(184)
Accounts payable and other | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(72)	(33)
Accounts payable and other | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(26)
Accounts payable and other | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(31)	(4)
Accounts payable and other | Commodities
Fair Value Hierarchy
Derivative Instrument Liabilities	(656)	(161)
Accounts payable and other | Commodities | Commodities
Fair Value Hierarchy
Derivative Instrument Liabilities	(584)	(138)
Accounts payable and other | Commodities | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(72)	(23)
Accounts payable and other | Commodities | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0
Accounts payable and other | Commodities | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Accounts payable and other | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Liabilities	(189)	(50)
Accounts payable and other | Foreign exchange | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Liabilities	(158)	(46)
Accounts payable and other | Foreign exchange | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Accounts payable and other | Foreign exchange | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0
Accounts payable and other | Foreign exchange | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(31)	(4)
Accounts payable and other | Interest rate
Fair Value Hierarchy
Derivative Instrument Liabilities	(26)	(10)
Accounts payable and other | Interest rate | Interest rate
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Accounts payable and other | Interest rate | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	(10)
Accounts payable and other | Interest rate | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(26)
Accounts payable and other | Interest rate | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Other long-term liabilities
Fair Value Hierarchy
Derivative Instrument Liabilities	(151)	(47)
Other long-term liabilities | Total trading activity
Fair Value Hierarchy
Derivative Instrument Liabilities	(95)	(16)
Other long-term liabilities | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(2)	(12)
Other long-term liabilities | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(50)
Other long-term liabilities | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(4)	(19)
Other long-term liabilities | Commodities
Fair Value Hierarchy
Derivative Instrument Liabilities	(77)	(10)
Other long-term liabilities | Commodities | Commodities
Fair Value Hierarchy
Derivative Instrument Liabilities	(75)	(6)
Other long-term liabilities | Commodities | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(2)	(4)
Other long-term liabilities | Commodities | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0
Other long-term liabilities | Commodities | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Other long-term liabilities | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Liabilities	(24)	(29)
Other long-term liabilities | Foreign exchange | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Liabilities	(20)	(10)
Other long-term liabilities | Foreign exchange | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Other long-term liabilities | Foreign exchange | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0
Other long-term liabilities | Foreign exchange | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(4)	(19)
Other long-term liabilities | Interest rate
Fair Value Hierarchy
Derivative Instrument Liabilities	(50)	(8)
Other long-term liabilities | Interest rate | Interest rate
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Other long-term liabilities | Interest rate | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	(8)
Other long-term liabilities | Interest rate | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(50)
Other long-term liabilities | Interest rate | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	$ 0	$ 0